Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits Expense [line items]
Salary	$ 9,418,106	$ 9,657,634
Payroll taxes	1,832,895	1,762,682
Compensations and bonuses to employees	913,592	769,160
Employee services	311,974	346,800
Employee expense	$ 12,476,567	$ 12,536,276